S000045644 [Member] Expense Example - iShares Core Total USD Bond Market ETF - iShares Core Total USD Bond Market ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	35
Expense Example, with Redemption, 10 Years	$ 86